Payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Detailed Information about Payables and Accrued Liabilities Explanatory

	June 30, 2022	December 31, 2021
	$	$
Trade accounts payable	938	934
Salaries, employment taxes and benefits	120	531
Accrued research and development costs	995	596
Other accrued liabilities	582	611
	2,635	2,672